Due to Related Parties (Tables)	6 Months Ended
May 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	May 31,	November 30,
	2018	2017
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly	$1,322,606	$1,290,465